Accumulated losses	12 Months Ended
Jun. 30, 2019
Retained Earnings [Abstract]
Accumulated Losses

Note 17. Accumulated losses

	2019	2018
	A$’000	A$’000
Accumulated losses at the beginning of the financial year	(146,835)	(135,748)
Income/(Loss) after income tax benefit for the year	4,094	(11,640)
Transfer from share-based payment reserve for expired options	1,483	553
Accumulated losses at the end of the financial year	(141,258)	(146,835)